SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ordinary shares subject to possible redemption		13,800,000	13,068,649
Cash	$ 712,062	$ 241,416	$ 624,830	$ 382,161
Transaction costs	312,370	3,187,305
Offering cost expense connection with warrant liability	4,078	4,078
Unrecognized tax benefits	0	0	0
Amount of FDIC		250,000	250,000
Accrued interest and penalties	$ 0	$ 0	$ 0
Aggregate shares in calculation of diluted income (loss) per share,		17,910,000	17,910,000